Acquisitions and disposals - Aggregate cash consideration of disposal of subsidiaries (Details) € in Millions			12 Months Ended
	Mar. 22, 2023 EUR (€)	Jan. 31, 2023 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2023 EUR (€)		Sep. 28, 2023 EUR (€)	Sep. 28, 2023 USD ($)
Acquisitions and disposals
Cash consideration received			€ (67)	€ 6,976	[1]
Net cash disposed			(63)	(224)
Cash disposal			4,168	3,924
Short term investments			5,092	7,017
Trade and other payables			13,398	18,247
M-PESA Holding Co. Limited
Acquisitions and disposals
Cash disposal						€ 63
Short term investments						1,195
Trade and other payables						€ 1,156
Vodafone Hungary
Acquisitions and disposals
Cash consideration received			€ (4)	1,606
Vantage Towers A.G
Acquisitions and disposals
Cash consideration received				5,592
Other subsidiaries
Acquisitions and disposals
Cash consideration received				€ 2
Discontinued operation | Vodafone Hungary
Acquisitions and disposals
Cash consideration received		€ 1,606
Discontinued operation | Vantage Towers A.G
Acquisitions and disposals
Cash consideration received	€ 5,592
M-PESA Holding Co. Limited
Acquisitions and disposals
Consideration for sale | $							$ 1

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.